COMMITMENTS AND CONTINGENCIES (Shedule of Future Minimum Rental Payments) (Details) - USD ($)	9 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
2018	$ 7,131		$ 28,657
2019 and thereafter	32,526		32,734
Total	39,657		$ 61,391
Rental expense	$ 21,389	$ 17,152